Financial Instruments And Financial Risk Management - Summary of Accounts Receivables (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Ageing Trade Receivable [Line Items]
Total accounts receivable, gross	$ 45,599	$ 30,639
Allowance for doubtful accounts	2,220	696
Total accounts receivable, net	43,379	29,943
0 to 60 days
Disclosure Of Ageing Trade Receivable [Line Items]
Total accounts receivable, gross	37,750	28,280
61 to 120 days
Disclosure Of Ageing Trade Receivable [Line Items]
Total accounts receivable, gross	4,309	1,134
120 days +
Disclosure Of Ageing Trade Receivable [Line Items]
Total accounts receivable, gross	$ 3,540	$ 1,225